Intangible assets - Deferred acquisition costs and other intangible assets (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets	£ 11,011	£ 10,807
Shareholder-backed
Deferred acquisition costs and other intangible assets
Deferred acquisition costs	9,233	9,178
Intangible assets other than goodwill	1,633	1,577	£ 1,400
Total of deferred acquisition costs and other intangible assets	10,866	10,755	8,422
Shareholder-backed | PVIF
Deferred acquisition costs and other intangible assets
Intangible assets other than goodwill	36	43	45
Shareholder-backed | Distribution rights and other intangible assets
Deferred acquisition costs and other intangible assets
Intangible assets other than goodwill	1,597	1,534
Shareholder-backed | Insurance contracts
Deferred acquisition costs and other intangible assets
Deferred acquisition costs	9,170	9,114	6,948
Shareholder-backed | Investment contracts
Deferred acquisition costs and other intangible assets
Deferred acquisition costs	63	64	£ 74
With-profits
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets	£ 145	£ 52